Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income before income taxes	$ 58,826	$ 57,728
Canadian statutory income tax rate	27.00%	26.50%
Income tax expense at statutory rate	$ 15,883	$ 15,298
Increase (decrease) in income tax provision resulting from:
Differences in tax rates in foreign jurisdictions	11,461	14,918
Other non-deductible expenses	7,953	6,526
Non-taxable (gain) loss on financial instruments	1,709	2,952
Increase in unrecorded deferred tax asset	14,918	22,140
Withholding taxes	0	6,101
Tax impact of future tax rate differences	(576)	(23)
Changes in estimate	(2,799)	(2,296)
Change from equity accounting to consolidation of Aris Gold investment	0	(1,032)
Other	(1,142)	(1,998)
Income tax expense	47,407	62,586
Current income tax expense	49,226	67,029
Deferred income tax recovery	$ (1,819)	$ (4,443)